Statutory Financial Information and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Accounting Practices Disclosure	Net income (loss) for our primary life insurance subsidiary as determined in accordance with statutory accounting practices was as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
American Equity Life	$151,857	$(863,818)	$(34,467)
Statutory capital and surplus for our primary life insurance subsidiary was as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
American Equity Life	$3,692,602	$4,078,532